UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21324
                                                     ---------

                                 ACP Funds Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               John H. Grady, Jr.
                           Ascendant Capital Partners
                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1759
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                  ANNUAL REPORT

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND

                                DECEMBER 31, 2003

                                  ANNUAL REPORT

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND

                                DECEMBER 31, 2003













                                TABLE OF CONTENTS


     Report of Independent Auditors                                            1
     Statement of Assets and Liabilities                                       2
     Statement of Operations                                                   3
     Statement of Changes in Net Assets                                        4
     Financial Highlights                                                      5
     Notes to Financial Statements                                             6
     Board of Trustees                                                        10
     Fund Officers                                                            11

     ACP Continuum Return Fund II, LLC Financial Statements                    I

[LOGO OMITTED]  ERNST & YOUNG LLP

                   r Two Commerce Square                 r Phone: (215) 448-5000
                     uite 4000
                     001 Market Street
                     hiladelphia, Pennsylvania
                     19103-7096


                         REPORT OF INDEPENDENT AUDITORS

To the Members and Board of Trustees of
ACP Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ACP Advantage Continuum Return Fund (the "Fund") as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the period November 1, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ACP Advantage Continuum Return Fund at December 31, 2003, and the results of its operations, changes in net assets and financial highlights the period November 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                            /s/ERNST & YOUNG LLP


February 24, 2004

ACP FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                               ACP ADVANTAGE
                                                                                 CONTINUUM
                                                                                RETURN FUND
ASSETS

 Investment in ACP Continuum Return Fund II, LLC, at value (cost $25,000)       $    25,279
 Receivable from advisor                                                             10,494
                                                                                -----------

    TOTAL ASSETS                                                                     35,773
                                                                                -----------

LIABILITIES

 Distribution fees payable                                                               31
 Shareholder servicing fees payable                                                      10
 Other expenses payable                                                              10,501
                                                                                -----------

    TOTAL LIABILITIES                                                                10,542
                                                                                -----------


NET ASSETS*                                                                     $    25,231
                                                                                ===========

NET ASSETS CONSIST OF:

 Paid-in capital                                                                $    25,000
 Accumulated earnings                                                                   231
                                                                                -----------
    TOTAL NET ASSETS                                                            $    25,231
                                                                                ===========

Shares Outstanding                                                                    2,500
 Net Asset Value per Share, Offering and Redemption Price per Share             $     10.09









------------------------
* See Note 2 for discussion of allocations from Master Fund and its effect on the components of net assets.

             See Accompanying Notes and also Financial Statements of
                       ACP Continuum Return Fund II, LLC
                                        2

ACP FUNDS TRUST

STATEMENT OF OPERATIONS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                 ACP ADVANTAGE
                                                                                   CONTINUUM
                                                                                  RETURN FUND
                                                                               November 1, 2003*
                                                                                To December 31,
                                                                                      2003
NET INVESTMENT INCOME ALLOCATED FROM MASTER FUND
 Interest                                                                       $            0
 Expenses**                                                                                (58)
                                                                                --------------
     Net investment loss allocated from Master Funds                                       (58)
                                                                                --------------
DIRECT EXPENSES
 Professional fees                                                                       9,000
 Transfer agent fees                                                                     5,000
 Sub-administration and accounting fees                                                  4,000
 Distribution fees                                                                          31
 Shareholder servicing fees                                                                 10
 Miscellaneous fees                                                                      1,701
                                                                                --------------
     Total direct expenses                                                              19,742

 Management fee waiver                                                                  19,694
                                                                                --------------

     Net direct expenses                                                                    48

NET INVESTMENT LOSS                                                                       (106)

 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND

 Net realized gain on investments                                                            0
 Net change in unrealized appreciation on investments                                      337
                                                                                --------------
 Net realized and unrealized gain on investments allocated from Master Fund                337
                                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $          231
                                                                                ==============



----------------------------------
* Commencement of Operations
** Includes expense waivers of $584.
See Note 2 for discussion of allocations from the Master Fund

             See Accompanying Notes and also Financial Statements of
                       ACP Continuum Return Fund II, LLC
                                        3

ACP FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                ACP ADVANTAGE
                                                                                  CONTINUUM
                                                                                 RETURN FUND
                                                                               November 1, 2003*
                                                                                To December 31,
                                                                                     2003
INVESTMENT ACTIVITIES

    Net investment loss                                                         $         (106)
    Net realized gain on investments                                                         0
    Net change in unrealized appreciation on investments                                   337
                                                                                --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                           231
                                                                                --------------
CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                                         25,000
                                                                                --------------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                  25,000
                                                                                --------------

        TOTAL INCREASE IN NET ASSETS                                                    25,231

        NET ASSETS AT BEGINNING OF PERIOD
                                                                                             0
                                                                                --------------
        NET ASSETS AT END OF PERIOD                                             $       25,231
                                                                                ==============

        * Commencement of Operations










             See Accompanying Notes and also Financial Statements of
                       ACP Continuum Return Fund II, LLC
                                        4

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                ACP ADVANTAGE
                                                                                  CONTINUUM
                                                                                 RETURN FUND
                                                                               November 1, 2003*
                                                                                To December 31,
                                                                                     2003

Net Asset Value, beginning of period                                            $        10.00

    Net investment loss                                                                  (0.04)
    Net realized and unrealized gains                                                     0.13
                                                                                --------------
       Total from investment operations                                                   0.09
                                                                                --------------

    Distributions                                                                        (0.00)
                                                                                ---------------

    Net asset value, end of period**                                            $        10.09
                                                                                ==============

    Annualized Ratios***
      Net investment loss ratios to average net assets:                                 (2.53)%
        Expenses, excluding waivers and reimbursements                                  486.06%
        Expenses, including waivers and reimbursements                                    2.53%

    Net Assets at end of period                                                 $       25,231

    Total return (not annualized)                                                         0.90%

    Portfolio Turnover (not annualized)                                                      0%







    ---------------------------------
    * Commencement of Operations
    ** Represents Market Value Per Share.
    *** Includes expenses allocated from Master Fund.
    See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.


             See Accompanying Notes and also Financial Statements of
                       ACP Continuum Return Fund II, LLC
                                        5

     ACP FUNDS TRUST

     NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company with four active series. The financial statements included herein are those of the ACP Advantage
     Continuum Return Fund (the "Fund"). The Fund has only one class of beneficial interest that may be issued in an unlimited number.

     The Fund issues shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees of the Fund has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Fund consists of the same persons as the board of directors of the Master Fund (as defined below).

     The investment objective of the Fund is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. The Fund attempts to achieve this objective by investing substantially all of its assets in ACP Continuum Return Fund II, LLC (the "Master Fund") that has the same investment objective as the Fund. The Master Fund will primarily invest its assets among a select group of unregistered funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners LLC, (the "Investment Manager") serves as the investment manager to the Fund and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended, and is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Master Fund owned by the Fund at December 31, 2003 was 1.84%.

     ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     VALUATION - The net asset value of the Fund is equal to the Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. Valuation of the Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Fund and are discussed in the Notes to Financial Statements of the Master Fund included elsewhere in this report.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

     NET ASSET VALUE PER SHARE - The net asset value per share of the Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. Common expenses of the Trust are allocated among all the series of the Trust on the basis of relative net assets. In addition, the Fund also bears its proportionate share of the expenses of the Master Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund does not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. There were no distributions made by the Fund for the period ended December 31, 2003.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Fund are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Fund for serving as officers and trustees of the Trust or the Fund.

     Turner Investment Distributors, Inc., a subsidiary of Turner, acts as Placement Agent to the Fund. The Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets.

4.   FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. The Advisor has paid certain Fund expenses such as organization costs. Other expenses that are specifically attributed to one of the Funds are charged to that Fund.

5.   OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and Turner. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Turner compensates PFPC and PFPC Trust Co. for sub-administration services.

6.   FEDERAL INCOME TAXES:

     The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made.

     ACP FUNDS TRUST

--------------------------------------------------------------------------------

6.   FEDERAL INCOME TAXES (CONTINUED):

     Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     As described in Note 2, the Fund does not yet know what the components of taxable income and gains are as of December 31, 2003. The Fund also does not yet know the tax cost and related appreciation/depreciation for tax purposes of its investment in the Master Fund.

7.   RISK FACTORS:

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

8.   REDEMPTIONS AND REPURCHASE OF SHARES:

     The Fund is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require the Fund to redeem those shares or portion thereof. With very limited exceptions shares of the Fund are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

     The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether the Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP FUNDS TRUST

BOARD OF TRUSTEES - (UNAUDITED)
--------------------------------------------------------------------------------

The identity of the Trustees and brief biographical information is set forth below. An asterisk indicates each Trustee who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about the Trustees and is available upon request

    NAME, AGE, ADDRESS AND       LENGTH OF TIME     PRINCIPAL OCCUPATION DURING            OTHER DIRECTORSHIPS
      POSITION WITH FUND             SERVED               PAST FIVE YEARS                    HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------

 Mr. Robert Turner*             Since inception     Chief Investment Officer -     Turner Funds, Berwyn, PA; Alpha
 Age 47                                             Growth Equities and            Select Funds, Berwyn, PA; ACP
 1205 Westlakes Drive                               Chairman of Turner             Strategic Opportunities Fund II,
 Suite 100, Berwyn, PA                              Investment Partners, Inc.      LLC, Berwyn, PA; ACP Continuum
 Director                                                                          Return Fund II, LLC, Berwyn, PA;
                                                                                   Westlakes Institutional Portfolios,
                                                                                   Berwyn, PA; Episcopal Academy;
                                                                                   Mercer, PA; and Bradley University,
                                                                                   Peoria, IL

 Mr. John Connors               Since inception     Portfolio Manager, Guyasuta    ACP Strategic Opportunities Fund II,
 Age 60                                             Investment Advisors;           LLC, Berwyn, PA; ACP Continuum
 467 Belrose Lane                                   previously, Portfolio          Return Fund II, LLC, Berwyn, PA;
 Radnor, PA                                         Manager, Delaware              Westlakes Institutional Portfolios,
 Director                                           Investments                    Berwyn, PA.

 Mr. John Van Roden             Since 2003          Senior Vice President and      ACP Strategic Opportunities Fund II,
 Age 54                                             Chief Financial Officer        LLC, Berwyn, PA; ACP Continuum
 1439 Lanes End                                     Glatfelter, 2003- present.     Return Fund II, LLC, Berwyn, PA
 Villanova, PA  19085                               Senior Vice President and
                                                    Chief Financial Officer
                                                    Conectiv 1998-2003

 * Mr. Turner is considered an "interested  person" of the Fund as that term is defined in the  Investment  Company Act.
 Mr.  Turner is the  Chairman  and Chief  Investment  Officer - Growth  Equities  of Turner  Investment  Partners,  Inc.
 ("Turner").  Mr. Turner also owns a majority  interest in Turner.  Turner owns a majority interest in Ascendant Capital
 Partners, LLC.

ACP FUNDS TRUST

FUND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

 NAME, AGE AND POSITION WITH FUND          LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------

Stephen J. Kneeley                        Since inception           President & Co-Chief Executive Officer for Turner
Age 40                                                              Investment Partners, Inc.
President

John H. Grady                             Since inception           General Counsel and Chief Operating Officer of
Age 42                                                              Turner Investment Partners Inc.; previously,
Executive Vice President Chief                                      Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

Thomas R. Trala                           Since inception           Treasurer and Chief Financial Officer of Turner
Age 37                                                              Investment Partners, Inc.
Treasurer and Chief Financial Officer

Gary Shugrue                              Since inception           Chief Investment Officer of Ascendant Capital
Age 49                                                              Partners, LLC; previously, Chief Operating Officer
Vice President and Chief Investment                                 for Double Agent, LLC; and General Partner of
  Officer                                                           Argos Advisors

Brian Ferko                               Since inception           Product Manager/ Director of Mutual Fund
Age 32                                                              Administration and Operations of Turner Investment
Vice President                                                      Partners, Inc.; previously, Account Director, SEI
                                                                    Investments

John Canning                              Since inception           Sub advisory Institutional Service Product
Age 33                                                              Manager, Turner Investment Partners, Inc.;
Vice President                                                      previously, Transfer Agent Manager, Pilgrim Baxter
                                                                    and Associates; Portfolio Implementation Analyst,
                                                                    SEI Investments

Rami Livelsberger                         Since inception           Legal Assistant, Turner Investment Partners, Inc.;
Age 28                                                              previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                              Bockius, LLP; Temporary Employee, Kelly Services;
                                                                    Temporary Employee, McCallion

                              FINANCIAL STATEMENTS

                        ACP CONTINUUM RETURN FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

[LOGO OMITTED]
  ASCENDANT
   CAPITAL
  PARTNERS


2003 OVERVIEW                                       ACP CONTINUUM RETURN FUND II


FUND OBJECTIVE
The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). Ascendant Capital Partners, LLC will invest the Fund's assets in underlying funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

PERFORMANCE REVIEW
For 2003 the ACP Continuum Return Fund gained 6.76% and since inception is up 7.64%. 90 day T-bills gained 1.04% for the year and are up 2.41% since the inception of our fund in April of 2002. The Lehman Aggregate Bond Index is up 4.37% for the year and 15.94% since inception respectively.

The fund continues to deliver returns that are in line with its stated goals. Importantly, these returns are being delivered with very low volatility and have a very low correlation with the returns of traditional fixed income instruments. Since inception, our correlation to the returns of the Lehman Aggregate Bond Index is close to zero, at .06. With such low correlation to traditional fixed income investments, the fund can serve an important role as a diversifier within a client's overall portfolio and especially within their fixed income allocations. The goal is to earn fixed income-like returns without incurring unwanted interest rate risk.

For all of 2003 the returns of our individual managers ranged from +.78% to +12.93%.

Our best performing manager during the year was our low-leverage convertible arbitrage manager. Most of their return was earned during the first half of the year as credit spreads narrowed and equities began to rebound. As the year went on, volatility shrank dramatically which moderated their gains. The overall convertible strategy became a little crowded early in the year but still offers decent returns. We continue to feel comfortable with our manager's low-leverage approach and excellent risk controls. Our worst performing manager was our equity statistical arbitrage manager. This strategy is a "mean reversion" strategy which involves tracking homogeneous groups of stocks, waiting for mispricings to occur, then going long and short equal amounts of different stocks within the same group with the outlook that the mispricing will correct. It assumes that statistical relationships, between different stocks within similar groups, will persist. 2003 was a difficult year for this strategy as a whole, not just for our manager. We are currently reviewing our investment here. We want to determine if this was a one-year event or if something has structurally changed in the markets, which is hurting this


                See Accompanying Notes to Financial Statements                 1
strategy. In a year such as 2003, when large amounts of money is moving into the market, sometimes individual company characteristics can be overwhelmed by market or industry flows.

Our merger arbitrage funds rebounded a little during the year. An improving economy as well as a weaker dollar bodes well for continued merger activity. A lot of money has come out of this strategy over the last two years so we expect it to do well again in 2004.

The distressed debt area had a great year in 2003 as credit spreads narrowed along with the improving economy. We consider our manager to be "hedged distressed" so we did not expect them to participate fully in this move. However, they did have a good year and met with our expectations. We believe that much of the move in the distressed area is over and credit spreads are at risk of widening should any slowdown in the economy occur later this year.

Lastly, our low volatility long short manager had a great year. This manager focuses on the natural resource area and participated in the significant move this sector had in 2003. This manager has a number of years experience in this area and has an excellent set of risk controls, which helps him capture returns from this area without incurring large amounts of risk. We believe that the natural resource sectors of the market, which have been out of favor for years, will be a good growth area for some time to come.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.



All the best,

/s/GARY E. SHUGRUE

Gary E. Shugrue










                See Accompanying Notes to Financial Statements                 2

                        ACP CONTINUUM RETURN FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003











                                TABLE OF CONTENTS


Report of Independent Auditors                                                 1
Schedule of Investments                                                        2
Statement of Assets, Liabilities and Members' Capital                          3
Statement of Operations                                                        4
Statement of Changes in Members' Capital                                       5
Statements of Cash Flows                                                       6
Notes to Financial Statements                                                  7
Board of Directors                                                            13
Fund Officers                                                                 14

[LOGO OMITTED] ERNST & YOUNG LLP

                     r Two Commerce Square               r Phone: (215) 448-5000
                       Suite 4000
                       2001 Market Street
                       Philadelphia, Pennsylvania
                       19103-7096


                         REPORT OF INDEPENDENT AUDITORS

To the Members and Board of Directors of ACP Continuum Return Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of ACP Continuum Return Fund II, LLC (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in members' capital and cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2003. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ACP Continuum Return Fund II, LLC at December 31, 2003, the results of its operations for the year then ended, and its changes in members' capital and cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.



                                                            /s/ERNST & YOUNG LLP


February 24, 2004

ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31, 2003
INVESTMENTS IN UNDERLYING FUNDS - 99.71%

       CONVERTIBLE ARBITRAGE - 15.56%
            Argent LowLev Convertible Arbitrage Fund, LLC (Cost $175,000)                $      213,334
                                                                                        ---------------
                                                                                                213,334
                                                                                        ---------------

       FIXED INCOME - 16.14%
            Van Eck Hard Assets, LP (Cost $200,000)                                             221,335
                                                                                        ---------------
                                                                                                221,335
                                                                                        ---------------

       HEDGED DISTRESSED - 14.86%
            Mellon HBV Rediscovered Opportunities Fund, LP (Cost $175,000)                      203,846
                                                                                        ---------------
                                                                                                203,846
                                                                                        ---------------

       MERGER ARBITRAGE - 26.08%
            Arbitrage Associates, LP (Cost $175,000)                                            181,812
            West Broadway Partners, LP (Cost $175,000)                                          175,933
                                                                                        ---------------
                                                                                                357,744
                                                                                        ---------------

       MULTI-STRATEGY - 14.22%
            Taconic Capital Partners, LP (Cost $175,000)                                        195,063
                                                                                        ---------------
                                                                                                195,063
                                                                                        ---------------

       STATISTICAL ARBITRAGE - 12.85%
            Tiedemann Invictus Equity Statistical Arbitrage Fund, LP (Cost $175,000)            176,170
                                                                                        ---------------
                                                                                                176,170
                                                                                        ---------------


       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,250,000)                                1,367,493
                                                                                        ---------------

                                                                                                  3,926
       OTHER ASSETS, LESS LIABILITIES - 0.29%                                           ---------------
       MEMBERS' CAPITAL - 100.00%                                                        $    1,371,419
                                                                                        ===============


                 See Accompanying Notes to Financial Statements
                                        2

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31, 2003
ASSETS

Investments in Underlying Funds, at fair value (cost - $1,250,000)                       $    1,367,493
Receivable for disposition of investments in Underlying Funds                                     3,964
Cash                                                                                             57,962
                                                                                        ---------------

            TOTAL ASSETS                                                                      1,429,419
                                                                                        ---------------

LIABILITIES

Board of directors fees payable                                                                   9,375
Other accrued expenses                                                                           48,625
                                                                                        ---------------

               TOTAL LIABILITIES                                                                 58,000
                                                                                        ---------------

               MEMBERS' CAPITAL                                                          $    1,371,419
                                                                                        ===============

Units Outstanding (100,000,000 units authorized)                                                127,406
Net Asset Value per Unit (offering and redemption price per unit)                                $10.76


                 See Accompanying Notes to Financial Statements
                                        3

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                          YEAR ENDED
                                                                                       DECEMBER 31, 2003
INVESTMENT INCOME
       Interest                                                                          $          330
                                                                                        ---------------

                  TOTAL INVESTMENT INCOME                                                           330
                                                                                        ---------------

EXPENSES
       OPERATING EXPENSES:
           Accounting and administration fees                                                   108,000
           Professional fees                                                                     55,000
           Management fees                                                                       13,047
           Board of directors fees                                                               13,250
           Other expenses                                                                        13,548
                                                                                        ---------------

                  TOTAL OPERATING EXPENSES                                                      202,845
                                                                                        ---------------

           Reimbursement from Investment Manager                                               (185,967)
           Accounting and administration fees waived                                             (1,875)
                                                                                        ---------------

                  NET OPERATING EXPENSES                                                         15,003
                                                                                        ---------------

                  NET INVESTMENT LOSS                                                           (14,673)

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
           Net realized gain on investments in Underlying Funds                                  10,308
           Net appreciation of investments in Underlying Funds                                   89,852
                                                                                        ---------------

                  NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS                          100,160

                  INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                           $       85,487
                                                                                        ===============


                 See Accompanying Notes to Financial Statements
                                        4

ACP CONTINUUM RETURN FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                              APRIL 1, 2002
                                                                                              (COMMENCEMENT OF
                                                                           YEAR ENDED          OPERATIONS) TO
                                                                       DECEMBER 31, 2003     DECEMBER 31, 2002

Members' capital at beginning of period                               $        1,260,932     $                -

    Capital contributions                                                         25,000              1,250,613

    Net investment loss                                                          (14,673)               (17,322)

    Net realized gain on investments in Underlying Funds                          10,308                      -

    Net appreciation of investments in Underlying Funds                           89,852                 27,641
                                                                      ------------------    -------------------

            Members' capital at end of period                          $       1,371,419     $        1,260,932
                                                                      ==================    ===================


                 See Accompanying Notes to Financial Statements
                                        5

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                                   YEAR ENDED
                                                                                                DECEMBER 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                                                     $        85,487
       Adjustments to reconcile increase in members' capital from operations to net cash provided by operating activities:
            Purchases of investments in Underlying Funds                                                (200,000)
            Receivable on investments in Underlying Funds                                                 (3,964)
            Proceeds from investments in Underlying Funds                                                185,308
            Increase in interest receivable                                                                    5
            Net realized gain on investments in Underlying Funds                                         (10,308)
            Net appreciation on investments in Underlying Funds                                          (89,852)
            Decrease in receivable from Investment Manager                                               162,317
            Decrease in accrued expenses                                                                 (99,442)
                                                                                                -----------------
       Net cash provided by operating activities                                                          29,551
                                                                                                -----------------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                              25,000
                                                                                                -----------------
       Net cash provided by financing activities                                                          25,000
                                                                                                -----------------

Net increase in cash and cash equivalents                                                                 54,551
Cash and cash equivalents at beginning of year                                                             3,411
                                                                                                -----------------
Cash and cash equivalents at end of year                                                         $        57,962
                                                                                                =================


                 See Accompanying Notes to Financial Statements
                                        6

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   NET ASSET VALUATION

          The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

          Interest income is recorded on the accrual basis.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   FUND EXPENSES

          The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2003, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $185,967.

     C.   INCOME TAXES

          The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.   CASH AND CASH EQUIVALENTS

          The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2003, the Fund held $57,962 in cash at PNC Bank.

     E.   ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustments resulted in a decrease to the management fee of $3,259 for the year ended December 31, 2003.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,500 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC agreed to waive fees in the amount of $1,875. These fees, as well as $38,596 of fees waived by PFPC during the prior fiscal period, may be recovered by PFPC if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     Total purchases of Underlying Funds for the year ended December 31, 2003, amounted to $200,000. Total proceeds from sales of Underlying Funds for the year ended December 31, 2003, amounted to $185,308. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2003.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Arbitrage Associates, LP invests primarily in securities of United States issuers that are or may become subject to a tender offer, merger, liquidation, recapitalization, spin-off, proxy contest, exchange offer, leveraged buyout or bankruptcy. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

     Argent LowLev Convertible Arbitrage Fund LLC seeks to earn consistent income and profit primarily from a diversified portfolio of hedged convertible securities, including, among other things, bonds, preferred stock, warrants and options. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

     Mellon HBV Rediscovered Opportunities Fund, LP seeks to attain high risk-adjusted returns primarily by investing in a diversified portfolio of distressed investments, while minimizing downside exposure through a strict application of risk control measures and selective short selling. This Underlying Fund allows for redemptions as of each July 31 and January 31 occurring on or after the 12-month anniversary date on which the Fund made a capital contribution, provided that 60 days prior notice is given.

     Taconic Capital Partners, LP focuses on event investing, which it defines as investing in securities and instruments of companies undergoing extraordinary corporate events that its general partner believes will change the companies' financial structures. This Underlying Fund allows for redemptions of up to 25% of the capital related to a contribution at the end of each 3-month anniversary of that contribution, subject to 60 days prior notice. Additional redemptions are allowed on the one-year anniversary of the contribution, subject to 60 days prior notice.

     Tiedemann Invictus Equity Statistical Arbitrage Fund, LP seeks to exploit price disparities between stocks within groups. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Van Eck Hard Assets, LP seeks capital appreciation primarily through investments in "hard asset" securities and "hard asset" commodities, which includes companies that are directly or indirectly engaged in the exploration, development, production, servicing or distribution of one or more of the following: gas, petroleum, petrochemicals or other hydrocarbons, real estate, precious metals, forest products, ferrous and non-ferrous metals, and other basis and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, beginning six months after the investment.

     West Broadway Partners, LP seeks to achieve capital appreciation and limit risk through hedged trading strategies that its general partner believes differ from those that follow traditional portfolio management. It seeks to achieve its objective by investing in securities, commodities and other instruments that present arbitrage opportunities and opportunities resulting from price disparities of related securities. This Underlying Fund allows for redemptions at the end of each calendar quarter upon 30 days prior notice.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the year ended December 31, 2003 were as follows:

          Number of Units issued                                     2,349
          Number of Units redeemed                                      (0)
                                                                   -------
          Net increase in Units outstanding                          2,349
          Units outstanding, beginning of period                   125,057
                                                                   -------
          Units outstanding, end of period                         127,406
                                                                   =======


         Per Unit Operating Performance:

                                                                            Year Ended             April 1, 2002 to
                                                                          December, 2003           December 31, 2002

              Net asset value at beginning of period                          $10.08                    $10.00

              Income from investment operations
              Net investment loss                                              (0.12)                    (0.14)
              Net realized and unrealized gain from investments                 0.80                      0.22
                                                                                ----                      ----
              Total from investment operations                                  0.68                      0.08
                                                                                -----                     ----

              Net increase in net asset value                                   0.68                      0.08
                                                                                ----                      ----
              Net asset value at end of period                                $10.76                    $10.08
                                                                               =====                     =====

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                               Year Ended            April 1, 2002 to
                                                              December 31, 2003       December 31, 2002
         Net investment loss                                       (1.12)%                 (1.85)%

         Gross expenses                                            15.55%                  23.31%
         Expenses waived / reimbursed                              14.40%                  21.45%
         Net expenses                                               1.15%                   1.86%

         Total return (not annualized)                              6.76%                   0.83%

         An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

         Portfolio Turnover                                           14%                      0%

         Members' Capital at end of period (000s)                  $1,371                  $1,261

ACP CONTINUUM RETURN FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

The identity of the Directors and brief biographical information is set forth below. An asterisk indicates each Director who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request

  NAME, AGE, ADDRESS AND         LENGTH OF TIME     PRINCIPAL OCCUPATION DURING     OTHER DIRECTORSHIPS HELD BY DIRECTOR
    POSITION WITH FUND               SERVED               PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

 Mr. Robert Turner*             Since inception     Chief Investment Officer -     Turner Funds, Berwyn, PA; Alpha Select
 Age 47                                             Growth Equities and            Funds, Berwyn, PA; ACP Strategic
 1205 Westlakes Drive                               Chairman of Turner             Opportunities Fund II, LLC, Berwyn, PA;
 Suite 100, Berwyn, PA                              Investment Partners, Inc.      Westlakes Institutional Portfolios,
 Director                                                                          Berwyn, PA; ACP Funds Trust, Berwyn,
                                                                                   PA; Episcopal Academy, Mercer, PA; and
                                                                                   Bradley University, Peoria, IL

 Mr. John Connors               Since inception     Portfolio Manager, Guyasuta    ACP Strategic Opportunities Fund II,
 Age 60                                             Investment Advisors;           LLC, Berwyn, PA; Westlakes
 467 Belrose Lane                                   previously, Portfolio          Institutional Portfolios, Berwyn, PA;
 Radnor, PA                                         Manager, Delaware              and ACP Funds Trust, Berwyn, PA
 Director                                           Investments

 Mr. John Van Roden             Since 2003          Senior Vice President and      ACP Strategic Opportunities Fund II,
 Age 54                                             Chief Financial Officer        LLC, Berwyn, PA; and ACP Funds Trust,
 1439 Lanes End                                     Glatfelter, 2003- present.     Berwyn, PA;
 Villanova, PA                                      Senior Vice President and
 Director                                           Chief Financial Officer
                                                    Conectiv 1998-2003

 * Mr. Turner is considered an "interested  person" of the Fund as that term is defined in the Investment  Company Act. Mr.
 Turner is the Chairman and Chief Investment  Officer - Growth Equities of Turner  Investment  Partners,  Inc.  ("Turner").
 Mr. Turner also owns a majority interest in Turner.  Turner owns a majority interest in Ascendant Capital Partners, LLC.

ACP CONTINUUM RETURN FUND II, LLC

FUND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

  NAME, AGE AND POSITION WITH FUND        LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley                        Since inception           President & Co-Chief Executive Officer for Turner
Age 40                                                              Investment Partners, Inc.
President

John H. Grady                             Since inception           General Counsel and Chief Operating Officer of
Age 42                                                              Turner Investment Partners Inc.; previously,
Executive Vice President and Chief                                  Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

Thomas R. Trala                           Since inception           Treasurer and Chief Financial Officer of Turner
Age 37                                                              Investment Partners, Inc.
Treasurer and Chief Financial Officer

Gary Shugrue                              Since inception           Chief Investment Officer of Ascendant Capital
Age 49                                                              Partners, LLC; previously, Chief Operating
Vice President and Chief Investment                                 Officer for Double Agent, LLC; and General
  Officer                                                           Partner of Argos Advisors

Brian Ferko                               Since inception           Product Manager/ Director of Mutual Fund
Age 32                                                              Administration and Operations of Turner
Vice President                                                      Investment Partners, Inc.; previously, Account
                                                                    Director, SEI Investments

John Canning                              Since inception           Sub advisory Institutional Service Product
Age 33                                                              Manager, Turner Investment Partners, Inc.;
Vice President                                                      previously, Transfer Agent Manager, Pilgrim
                                                                    Baxter and Associates; Portfolio Implementation
                                                                    Analyst, SEI Investments

Rami Livelsberger                         Since inception           Legal Assistant, Turner Investment Partners,
Age 28                                                              Inc.; previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                              Bockius, LLP; Temporary Employee, Kelly Services;
                                                                    Temporary Employee, McCallion

                                  ANNUAL REPORT

                                 ACP FUNDS TRUST

                   ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND
                 ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND
              ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND

                                DECEMBER 31, 2003

                                  ANNUAL REPORT

                                 ACP FUNDS TRUST

                                DECEMBER 31, 2003





                                TABLE OF CONTENTS


     Report of Independent Auditors                                        1
     Statements of Assets and Liabilities                                  2
     Statements of Operations                                              3
     Statements of Changes in Net Assets                                   4
     Financial Highlights                                                  5
     Notes to Financial Statements                                         6
     Board of Trustees                                                    10
     Fund Officers                                                        11

     ACP Strategic Opportunities Fund II, LLC Financial Statements         I

[GRAPHIC OMITTED] ERNST & YOUNG LLP

               r Two Commerce Square                     r Phone: (215) 448-5000
                 Suite 4000
                 2001 Market Street
                 Philadelphia, Pennsylvania  19103-7096




                         REPORT OF INDEPENDENT AUDITORS

To the Members and Board of Trustees of
ACP Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ACP Advantage Strategic Opportunities Fund, ACP Adviser Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (the "Funds") as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ACP Advantage Strategic Opportunities Fund, ACP Adviser Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund at December 31, 2003, and the results of their operations, changes in net assets and financial highlights the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP


February 24, 2004

ACP FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                 ACP               ACP
                                                                           ACP ADVANTAGE    ADVISER SERIES  INSTITUTIONAL SERIES
                                                                             STRATEGIC        STRATEGIC          STRATEGIC
                                                                           OPPORTUNITIES    OPPORTUNITIES     OPPORTUNITIES
                                                                                FUND             FUND              FUND
ASSETS

 Investment in ACP Strategic Opportunities Fund II, LLC, at cost              $76,005          $25,000            $100,000
 Investment in ACP Strategic Opportunities Fund II, LLC, at value              80,552           26,234             104,937
 Receivable from adviser                                                       11,455           10,491              10,462
                                                                              -------          -------            --------

    TOTAL ASSETS                                                               92,007           36,725             115,399
                                                                              -------          -------            --------

LIABILITIES

 Distribution fees payable                                                        227               16                   0
 Shareholder servicing fees payable                                                76               16                   0
 Other expenses payable                                                        11,499           10,500              10,500
                                                                              -------          -------            --------

    TOTAL LIABILITIES                                                          11,802           10,532              10,500
                                                                              -------          -------            --------

NET ASSETS                                                                    $80,205          $26,193            $104,899
                                                                              =======          =======            ========

NET ASSETS CONSIST OF:

 Paid-in capital                                                              $76,005          $25,000            $100,000
 Accumulated earnings                                                           4,200            1,193               4,899
                                                                              -------          -------            --------
    TOTAL NET ASSETS                                                          $80,205          $26,193            $104,899
                                                                              =======          =======            ========

Shares Outstanding                                                              7,522            2,500              10,000
Net Asset Value per Share, Offering and Redemption Price per Share            $ 10.66          $ 10.48             $ 10.49


            See Accompanying Notes and also Financial Statements of
                    ACP Strategic Opportunities Fund II, LLC

ACP FUNDS TRUST

STATEMENTS OF OPERATIONS - DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                                             ACP                 ACP
                                                                      ACP ADVANTAGE     ADVISER SERIES    INSTITUTIONAL SERIES
                                                                        STRATEGIC         STRATEGIC            STRATEGIC
                                                                      OPPORTUNITIES     OPPORTUNITIES       OPPORTUNITIES
                                                                           FUND              FUND                FUND
                                                                      July 1, 2003*    October 1, 2003*    October 1, 2003*
                                                                     to December 31,    to December 31,     to December 31,
                                                                          2003               2003                2003
NET INVESTMENT INCOME ALLOCATED FROM MASTER FUND
 Interest                                                               $      3          $      0              $      1
 Expenses**                                                                 (467)             (105)                 (423)
                                                                        --------          --------              --------
     Net investment income allocated from Master Funds                      (464)             (105)                 (422)
                                                                        --------          --------              --------

DIRECT EXPENSES
 Professional fees                                                         9,000             9,000                 9,000
 Transfer agent fees                                                      15,000             7,500                 7,500
 Sub-administration and accounting fees                                   12,000             6,000                 6,000
 Distribution fees                                                           227                16                     0
 Shareholder servicing fees                                                   76                16                     0
 Miscellaneous fees                                                        3,099             1,800                 1,800
                                                                        --------          --------              --------
     Total direct expenses                                                39,402            24,332                24,300

  Expense reimbursement                                                  (39,055)          (24,290)              (24,261)
                                                                        --------          --------              --------

     Net direct expenses                                                     347                42                    39
                                                                        --------          --------              --------

NET INVESTMENT LOSS                                                         (811)             (147)                 (461)
                                                                        --------          --------              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
 MASTER FUND

 Net realized gain (loss) on investments                                     (63)                0                     0
 Net change in unrealized appreciation on investments                      5,074             1,340                 5,360
                                                                        --------          --------              --------

 Net realized and unrealized gain on investments allocated from Master
    Fund                                                                   5,011             1,340                 5,360
                                                                        --------          --------              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $  4,200          $  1,193              $  4,899
                                                                        ========          ========              ========

----------
*    Commmencement of Operations
**   Includes expense waivers of $786, $162, and $647, respectively.
See Note 2 for discussion of allocations from the Master Fund


            See Accompanying Notes and also Financial Statements of
                    ACP Strategic Opportunities Fund II, LLC

ACP FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS - DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                                             ACP                 ACP
                                                                      ACP ADVANTAGE     ADVISER SERIES    INSTITUTIONAL SERIES
                                                                        STRATEGIC         STRATEGIC            STRATEGIC
                                                                      OPPORTUNITIES     OPPORTUNITIES       OPPORTUNITIES
                                                                           FUND              FUND                FUND
                                                                      July 1, 2003*    October 1, 2003*    October 1, 2003*
                                                                     to December 31,    to December 31,     to December 31,
                                                                          2003               2003                2003

INVESTMENT ACTIVITIES

    Net investment Loss                                                  $  (811)          $  (147)             $   (461)
    Net realized loss on investments                                         (63)                0                     0
    Net change in unrealized appreciation on investments                   5,074             1,340                 5,360
                                                                         -------           -------              --------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               4,200             1,193                 4,899
                                                                         -------           -------              --------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                           76,005            25,000               100,000
                                                                         -------           -------              --------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                    76,005            25,000               100,000
                                                                         -------           -------              --------

        TOTAL INCREASE IN NET ASSETS                                      80,205            26,193               104,899

        NET ASSETS AT BEGINNING OF PERIOD                                      0                 0                     0
                                                                         -------           -------              --------

        NET ASSETS AT END OF PERIOD                                      $80,205           $26,193              $104,899
                                                                         =======           =======              ========

     *Commencement of Operations

            See Accompanying Notes and also Financial Statements of
                    ACP Strategic Opportunities Fund II, LLC

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                                   ACP ADVANTAGE       ACP ADVISER SERIES      ACP INSTITUTIONAL
                                                                     STRATEGIC              STRATEGIC          SERIES STRATEGIC
                                                                OPPORTUNITIES FUND     OPPORTUNITIES FUND     OPPORTUNITIES FUND
                                                                   July 1, 2003*        October 1, 2003*       October 1, 2003*
                                                               to December 31, 2003   to December 31, 2003   to December 31, 2003

Net Asset Value, beginning of period                                   $10.00               $  10.00               $  10.00

    Net investment loss                                                 (0.11)                 (0.06)                 (0.05)
    Net realized and unrealized gains                                    0.77                   0.54                   0.54
                                                                      -------               --------               --------
       Total from investment operations                                  0.66                   0.48                   0.49
                                                                      -------               --------               --------

    Distributions                                                        0.00                  (0.00)                 (0.00)
                                                                      -------               --------               --------

    Net asset value, end of period**                                  $ 10.66               $  10.48               $  10.49
                                                                      =======               ========               ========

    Annualized Ratios to Average Net Assets***
      Net investment loss:                                              2.89%                  2.27%                  1.78%
        Expenses, excluding waivers and reimbursements                144.96%                380.69%                 98.09%
        Expenses, including waivers and reimbursements                  2.90%                  2.27%                  1.79%

    Net Assets, end of period                                         $80,205               $ 26,193               $104,899

    Total return (not annualized)                                       6.63%                  4.77%                  4.90%


    Portfolio Turnover (not annualized)                                    0%                     0%                     0%

----------
* Commencement of Operations
** Represents Market Value Per Share.
*** Includes expense allocated from Master Fund.
See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

            See Accompanying Notes and also Financial Statements of
                    ACP Strategic Opportunities Fund II, LLC

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company with four active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund, ACP Adviser Series Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a "Fund" and together the "Funds"). Each Fund has only one class of beneficial interest that may be issued in an unlimited number.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees of the Funds has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds' business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the board of directors of the Master Fund (as defined below).

     The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in ACP Strategic Opportunities Fund II, LLC (the "Master Fund") that has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners LLC, (the "Investment Manager") serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended, and is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Funds' financial statements. The percentages of the Master Fund owned by Advantage Strategic Opportunities Fund, Adviser Series Strategic Opportunities Fund and Institutional Series Strategic Opportunities Fund at December 31, 2003 were 1.06%, 0.35% and 1.38%, respectively.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     VALUATION - The net asset value of each Fund is equal to that Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. Valuation of each Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund included elsewhere in this report.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

     NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. There were no distributions made by the Funds for the period ended December 31, 2003.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Funds are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds.

     Turner Investment Distributors, Inc., a subsidiary of Turner, acts as Placement Agent to the Fund. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets. The ACP Adviser Series Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 0.50% of net assets.

4.   FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Certain Fund expenses such as organization costs have been paid by the Advisor. Other expenses that are specifically attributed to one of the Funds are charged to that Fund.

5.   OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and Turner. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Turner compensates PFPC and PFPC Trust Co. for sub-administration services.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

6.   FEDERAL INCOME TAXES:

     Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     As described in Note 2, the Funds do not yet know what the components of taxable income and gains are as of December 31, 2003. The Funds also do not yet know the tax cost and related appreciation/depreciation for tax purposes of their respective investments in the Master Fund.

7.   RISK FACTORS:

     An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

8.   REDEMPTIONS AND REPURCHASE OF SHARES:

     Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

     The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP FUNDS TRUST

BOARD OF TRUSTEES (UNAUDITED)
--------------------------------------------------------------------------------

 The identity of the Trustees and brief biographical information is set forth below. An asterisk indicates each Trustee who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about the Trustees and is available upon request


  NAME, AGE, ADDRESS AND         LENGTH OF TIME     PRINCIPAL OCCUPATION DURING          OTHER DIRECTORSHIPS HELD BY
    POSITION WITH FUND               SERVED               PAST FIVE YEARS                         TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

 Mr. Robert Turner*             Since inception     Chief Investment Officer -     Turner Funds, Berwyn, PA; Alpha Select
 Age 47                                             Growth Equities and            Funds, Berwyn, PA; ACP Strategic
 1205 Westlakes Drive                               Chairman of Turner             Opportunities Fund II, LLC, Berwyn, PA;
 Suite 100, Berwyn, PA                              Investment Partners, Inc.      Westlakes Institutional Portfolios,
 Director                                                                          Berwyn, PA; ACP Continuum Return Fund
                                                                                   II, LLC, Berwyn, PA; Episcopal Academy,
                                                                                   Mercer, PA; and Bradley University,
                                                                                   Peoria, IL

 Mr. John Connors               Since inception     Portfolio Manager, Guyasuta    ACP Strategic Opportunities Fund II,
 Age 60                                             Investment Advisors;           LLC, Berwyn, PA; Westlakes
 467 Belrose Lane                                   previously, Portfolio          Institutional Portfolios, Berwyn, PA;
 Radnor, PA                                         Manager, Delaware              and ACP Continuum Return Fund II, LLC,
 Director                                           Investments                    Berwyn, PA

 Mr. John Van Roden             Since 2003          Senior Vice President and      ACP Strategic Opportunities Fund II,
 Age 54                                             Chief Financial Officer        LLC, Berwyn, PA; and ACP Continuum
 1439 Lanes End                                     Glatfelter, 2003- present.     Return Fund II, LLC, Berwyn, PA;
 Villanova, PA                                      Senior Vice President and
 Director                                           Chief Financial Officer
                                                    Conectiv 1998-2003


 * Mr. Turner is considered an "interested  person" of the Fund as that term is defined in the  Investment  Company Act.
 Mr.  Turner is the  Chairman  and Chief  Investment  Officer - Growth  Equities  of Turner  Investment  Partners,  Inc.
 ("Turner").  Mr. Turner also owns a majority  interest in Turner.  Turner owns a majority interest in Ascendant Capital
 Partners, LLC.

ACP FUNDS TRUST

FUND OFFICERS - (UNAUDITED)
--------------------------------------------------------------------------------

     Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.



  NAME, AGE AND POSITION WITH FUND       LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

Stephen J. Kneeley                        Since inception           President & Co-Chief Executive Officer for Turner
Age 40                                                              Investment Partners, Inc.
President

John H. Grady                             Since inception           General Counsel and Chief Operating Officer of
Age 42                                                              Turner Investment Partners Inc.; previously,
Executive Vice President Chief                                      Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

Thomas R. Trala                           Since inception           Treasurer and Chief Financial Officer of Turner
Age 37                                                              Investment Partners, Inc.
Treasurer and Chief Financial Officer

Gary Shugrue                              Since inception           Chief Investment Officer of Ascendant Capital
Age 49                                                              Partners, LLC; previously, Chief Operating
Vice President and Chief Investment                                 Officer for Double Agent, LLC; and General
  Officer                                                           Partner of Argos Advisors

Brian Ferko                               Since inception           Product Manager/ Director of Mutual Fund
Age 32                                                              Administration and Operations of Turner
Vice President                                                      Investment Partners, Inc.; previously, Account
                                                                    Director, SEI Investments

John Canning                              Since inception           Sub advisory Institutional Service Product
Age 33                                                              Manager, Turner Investment Partners, Inc.;
Vice President                                                      previously, Transfer Agent Manager, Pilgrim
                                                                    Baxter and Associates; Portfolio Implementation
                                                                    Analyst, SEI Investments

Rami Livelsberger                         Since inception           Legal Assistant, Turner Investment Partners,
Age 28                                                              Inc.; previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                              Bockius, LLP; Temporary Employee, Kelly Services;
                                                                    Temporary Employee, McCallion

                              FINANCIAL STATEMENTS

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

ASCENDANT
 CAPITAL
PARTNERS


2003 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES FUND II


FUND OBJECTIVE
The ACP Strategic Opportunities Fund II is a hedge fund of funds currently comprised of investments in a group of long/short equity hedge funds. In general, the fund expects to maintain a net long bias. The fund's objective is to generate absolute returns similar to the long-term return of stocks but with significantly less volatility. The fund seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE REVIEW
For 2003 the ACP Strategic Opportunities Fund II gained 14.16% net of fees while the S&P 500 Index grew by 28.55%.

December 31, 2003 marked the close of this fund's first full calendar year of performance and its 21st month of overall performance. This period of time, although admittedly short, is interesting to review from an investor's perspective because it encompassed a "mini-cycle" which tested the validity of the investment goals we set for the fund at it's outset in April of 2002. The most important goal was that we would seek to outperform the equity market over a full cycle while preserving capital and incurring less risk.

During this period the S&P 500, in round numbers, dropped from 1100 to 800 (-28%) then rebounded from 800 to 1100 (+38%) to complete the round trip. Over this time, our fund managed to, not only end up at a higher level (6.42%) but in doing so, kept losses to a minimum and volatility low. Our volatility was 70% less than that of the S&P and when the S&P was at its lowest point of minus 28%, our fund was down only 8%.

During this exciting time it is fair to say that the fund fulfilled its promise of providing attractive risk-adjusted returns that are not highly correlated with the S&P 500 (.62). We believe that it can serve as a diversifier for an investor's traditional equity investments.

As for our individual hedge fund managers, their returns ranged from +5% to +49% for all of 2003. Our long biased value managers were the best performers for the quarter and the year. Given the market environment, they performed up to our expectations. Our more hedged, less long biased, managers, had a more difficult time of it but managed to generate positive returns that ranged from 4% to 20% during 2003.

2003 was a treacherous year for short selling and managers had to be aware of the old saying that "being right too early is the same thing as being wrong". Short biased hedge funds were down, on average about 25% making it their worst year since 1999. The market's rally was led at times by lower quality securities, which were then driven even higher by momentum traders. The average gain for S&P lower rated companies was 58% in 2003 while the higher rated names lagged the market at only +13%. This activity is not unusual coming out of a bear market but it is painful for managers who rely heavily on fundamental research. Most of our managers have risk controls which dictate that they maintain short positions at all times so they had to deal with this behavior during the year. Thankfully they were flexible in their approach, knew when to duck and avoided many of the momentum driven shorts, which caused problems for so many hedge funds in 2003.

We would like to focus on one of our managers in order to give you a better idea of the types of firms we are looking to employ within this fund's strategy. Our technology long/short hedge fund has been in business since July of 2000 (can you think of a worse time to start a TECHNOLOGY focused hedge fund?) and has $190 million dollars under management. We were attracted to them because of their backgrounds, research process and risk controls. They spend the majority of their time speaking with their many industry contacts to get a pulse on the technology industry from the ground up. They match this work with excellent trading savvy and risk controls. We invested with them in April of 2002 and over the next nine months the technology index we compare them with declined by 36.74%. During this period our investment with them declined by 2.24%. In 2003, after the smoke cleared in the tech world, the index gained 61.64% and they under performed by gaining only 28.86%. Had we invested in the index in April of 2002 instead of with this manager, we would now have considerably less to show for it, despite them underperforming their index last year by 33%!

                                     Outlook

The equity markets continue to exhibit behavior, which is typical of post bubble periods. The most recent year with a comparable rebound, or difference between one year and its predecessor was 1975. This also happened to be a post bubble year, when the S&P gained 31.55%. The question is, where do we go from here? Will the market resemble that period, when it vacillated and went nowhere for the next seven years, or is this the beginning of a new bull market? I, for one, have no clue. I guess that is why I am in the hedge fund business and have been for so long.

I think it is safe to say that the government stimulus package is working and that the economy is well on its way out of its slump. It is also safe to say that this stimulus will probably continue up until the elections in November. Safe things to say, like these, are always already reflected in stock prices so as to make them not particularly useful to investors trying to make money in the markets. The key is to focus on what will change the consensus outlook and hence stock prices. That is what makes this business so fascinating.

Our managers tell us that their industry contacts tell them that this pickup in the economy is real and should continue for the near term. Our managers also tell us that they believe current fundamentals are reflected in many stocks and that the pickings are slim versus what they were at the beginning of the year. There are opportunities but they are focusing only on ideas with above expectation top-line growth or significant operating leverage. On the short side, the rebound in some of the market's more speculative names has created some opportunity but the timing of these investments, as mentioned above, is tricky.

I do believe that the rate of the market's ascent should slow creating a more favorable environment for talented long short equity managers. The market has discounted much of the current good news and earnings would have to greatly exceed expectations in order for us to see a repeat of 2004. The secular decline in interest rates since 1982 is over thereby removing an important driver to higher financial asset prices.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.



All the best,

/s/ GARY E. SHUGRUE

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003



                                TABLE OF CONTENTS


Report of Independent Auditors                                                1
Schedule of Investments                                                       2
Statement of Assets, Liabilities and Members' Capital                         3
Statement of Operations                                                       4
Statements of Changes in Members' Capital                                     5
Statement of Cash Flows                                                       6
Notes to Financial Statements                                                 7
Board of Directors                                                           12
Fund Officers                                                                13

[GRAPHIC OMITTED] ERNST & YOUNG LLP

             r Two Commerce Square                       r Phone: (215) 448-5000
               Suite 4000
               2001 Market Street
               Philadelphia, Pennsylvania 19103-7096


                         REPORT OF INDEPENDENT AUDITORS

To the Members and Board of Directors of ACP Strategic Opportunities Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of ACP Strategic Opportunities Fund II, LLC (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in members' capital and cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2003. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ACP Strategic Opportunities Fund II, LLC at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and its cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

February 24, 2004

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
INVESTMENTS IN UNDERLYING FUNDS - 99.97%

        LONG/SHORT EQUITY DIVERSIFIED - 72.63%
              Continental Healthcare Fund, LP (Cost $500,000)     $  542,391
              Copper Beech Partners, LP (Cost $550,000)              662,467
              Everglades Partners, LP (Cost $790,000)                935,718
              Healy Circle Partners, LP (Cost $808,000)              852,791
              Hunter Global Investors Fund II, LP (Cost $900,000)    964,331
              Inwood Capital Fund, LP (Cost $790,000)                765,081
              Woodrow Partners, LP (Cost $440,000)                   473,750
                                                                  ----------
                                                                   5,196,529
                                                                  ----------

        LONG/SHORT EQUITY FINANCIAL SERVICES - 8.08%
              Acadia Fund I, LP (Cost $440,000)                      612,964
                                                                  ----------
                                                                     612,964
                                                                  ----------

        LONG/SHORT EQUITY TECHNOLOGY - 6.43%
              Brightfield Partners II, LP (Cost $390,000)            487,758
                                                                  ----------
                                                                     487,758
                                                                  ----------

        LONG/SHORT EQUITY VALUE - 16.95%
              North Star Partners, LP (Cost $290,000)                366,077
              Redstone Investors, LP (Cost $300,000)                 312,486
              Symmetry Capital Partners, LP (Cost $250,000)          238,472
              Zeke, LP (Cost $290,000)                               368,531
                                                                  ----------
                                                                   1,285,566
                                                                  ----------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $6,738,000)    7,582,817

        OTHER ASSETS, LESS LIABILITIES - 0.03%                         2,105
                                                                  ----------
        MEMBERS' CAPITAL - 100.00%                                $7,584,922
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                     DECEMBER 31, 2003
ASSETS

Investments in Underlying Funds, at fair value (cost - $6,738,000)       $7,582,817
Receivable for disposition of Underlying Funds                               12,763
Cash                                                                        119,417
                                                                         ----------

              TOTAL ASSETS                                                7,714,997

LIABILITIES

Board of directors fees payable                                               9,375
Other accrued expenses                                                      120,700
                                                                         ----------

              TOTAL LIABILITIES                                             130,075
                                                                         ----------

              MEMBERS' CAPITAL                                           $7,584,922
                                                                         ==========




Units Outstanding (100,000,000 units authorized)                            712,597
Net Asset Value per Unit (offering and redemption price per unit)            $10.64

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                YEAR ENDED
                                                                             DECEMBER 31, 2003
INVESTMENT INCOME
        Interest                                                                $       971
                                                                                -----------

                 TOTAL INVESTMENT INCOME                                                971
                                                                                -----------

EXPENSES
        OPERATING EXPENSES:
              Accounting and administration fees                                    108,000
              Management fees                                                        88,972
              Professional fees                                                      55,000
              Board of directors fees                                                13,250
              Custodian fees                                                         10,098
              Other expenses                                                          8,730
                                                                                -----------

                 TOTAL OPERATING EXPENSES                                           284,050
                                                                                -----------

              Reimbursement from Investment Manager                                (183,335)
              Accounting and administration fees waived
                                                                                     (5,322)
                                                                                -----------

                 NET OPERATING EXPENSES                                              95,393
                                                                                -----------

                 NET INVESTMENT LOSS                                                (94,422)
                                                                                -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING FUNDS
              Net realized loss on investments in Underlying Funds                 (180,453)
              Net appreciation of investments in Underlying Funds                 1,171,955
                                                                                -----------

                 NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS               991,502

                 INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                   $   897,080
                                                                                ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                                             APRIL 1, 2002
                                                                                          YEAR ENDED        (COMMENCEMENT OF
                                                                                      DECEMBER 31, 2003      OPERATIONS) TO
                                                                                                           DECEMBER 31, 2002

Members' capital at beginning of period                                                   $6,031,782           $       --

   Capital contributions                                                                     656,060            6,438,726

   Net investment loss                                                                       (94,422)             (79,806)

   Net realized gain/(loss) on investments in Underlying Funds                              (180,453)                  --


   Net appreciation/(depreciation) of investments in Underlying Funds                      1,171,955             (327,138)
                                                                                          ----------           ----------

              Members' capital at end of period                                           $7,584,922           $6,031,782
                                                                                          ==========           ==========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                                           YEAR ENDED
                                                                                        DECEMBER 31, 2003
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                                               $   897,080

    Adjustments to reconcile increase in members' capital from operations to net cash used in operating activities:
           Purchases of investments in Underlying Funds                                     (1,750,000)
           Proceeds from disposition of investments in Underlying Funds                      1,189,547
           Receivable for disposition of investments in Underlying Funds                       (12,763)
           Decrease in interest receivable                                                          48
           Net realized loss on redemptions of Underlying Funds                                180,453
           Net appreciation on investments in Underlying Funds                              (1,171,955)
           Decrease in receivable from Investment Manager                                      152,176
           Decrease in accrued expenses                                                        (64,529)
                                                                                           -----------
    Net cash used in operating activities                                                     (579,943)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                       656,060
                                                                                           -----------
   Net cash provided by financing activities                                                   656,060

Net increase in cash and cash equivalents                                                       76,117

Cash and cash equivalents at beginning of year                                                  43,300
                                                                                           -----------
Cash and cash equivalents at end of year                                                   $   119,417
                                                                                           ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.  NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

         Interest income is recorded on the accrual basis.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.  FUND EXPENSES

         The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2003, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $183,335.

     C.  INCOME TAXES

         The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.  CASH

         At December 31, 2003, the Fund held $119,417 in cash at PNC Bank.

     E.  ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00% per annum after adjustment. The performance adjustment resulted in a decrease to the management fee of $13,485 for the year ended December 31, 2003.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,000 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC Inc. agreed to waive fees in the amount of $5,322. These fees, as well as $38,291 waived in the prior fiscal period, may be recovered by PFPC Inc. if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     Total purchases of Underlying Funds for the year ended December 31, 2003, amounted to $1,750,000. Total proceeds from sales of Underlying Funds for the year ended December 31, 2003, amounted to $1,189,547. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2003.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Acadia Fund I, LP seeks to achieve superior returns over a long-term time horizon, primarily through investments in publicly traded equity securities in the financial services industry. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Brightfield Partners II, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

     Continental Healthcare, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Copper Beech Partners, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

     Everglades Partners, LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
     Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Hunter Global Investors Fund II, LP seeks to maximize risk-adjusted absolute returns while preserving capital, regardless of market conditions. It will invest worldwide, primarily in equity securities of companies based in developed countries. This Underlying Fund allows for withdrawals quarterly upon 30 days prior notice, after one year has elapsed.

     Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     North Star Partners, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

     Symmetry  Capital   Partners  invests   primarily  in  small-  and  mid-cap
     healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Woodrow Partners, LP seeks to maximize risk-adjusted returns by investing primarily in publicly traded securities of U.S. issuers with a concentration in the mid- and large-cap areas and a sector emphasis in technology, finance, healthcare and retail. This Underlying Fund allows for redemptions quarterly upon 30 days notice, after one year has elapsed.

     Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the year ended December 31, 2003 were as follows:

         Number of Units issued                                          65,685
         Number of Units redeemed                                            (0)
                                                                        -------
         Net increase in Units outstanding                               65,685
         Units outstanding, beginning of year                           646,912
                                                                        -------
         Units outstanding, end of year                                 712,597
                                                                        =======

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Per Unit Operating Performance:


                                                                        Year Ended              April 1, 2002 to
                                                                     December 31, 2003        December 31, 2002

         Net asset value at beginning of period                           $ 9.32                    $10.00
            Income from investment operations
              Net investment loss                                          (0.12)                    (0.12)
              Net realized and unrealized gain (loss)                       1.44                     (0.56)
                                                                          ------                    ------
              Total from investment operations                              1.32                     (0.68)
                                                                          ------                    ------

         Net increase (decrease) in net asset value                         1.32                     (0.68)
                                                                          ------                    ------
         Net asset value at end of period                                 $10.64                    $ 9.32
                                                                          ======                    ======

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:


                                                                        Year Ended              April 1, 2002 to
                                                                     December 31, 2003        December 31, 2002

          Net investment loss                                             (1.43)%                   (1.99)%

          Gross expenses                                                   4.31%                     6.75%
          Expenses waived / reimbursed                                     2.86%                     4.75%
          Net expenses                                                     1.45.%                    2.00%

                Total return (not annualized)                             14.16%                    (6.76)%

     An individual Member's ratios and return may vary from the above based on the timing of capital contributions.


          Portfolio Turnover                                                 18%                        0%

                Members' Capital at end of period (000s)                  $7,585                    $6,032

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

 The identity of the Directors and brief biographical information is set forth below. An asterisk indicates each Director who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request


 NAME, AGE, ADDRESS AND          LENGTH OF TIME    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS HELD BY DIRECTOR
   POSITION WITH FUND                SERVED              PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
 Mr. Robert Turner*             Since inception     Chief Investment Officer -     Turner Funds, Berwyn, PA; Alpha Select
 Age 47                                             Growth Equities and            Funds, Berwyn, PA; ACP Continuum Return
 1205 Westlakes Drive                               Chairman of Turner             Fund II, LLC, Berwyn, PA; Westlakes
 Suite 100, Berwyn, PA                              Investment Partners, Inc.      Institutional Portfolios, Berwyn, PA;
 Director                                                                          ACP Funds Trust, Berwyn, PA; Episcopal
                                                                                   Academy, Mercer, PA; and Bradley
                                                                                   University, Peoria, IL

 Mr. John Connors               Since inception     Portfolio Manager, Guyasuta    ACP Continuum Return Fund II, LLC,
 Age 60                                             Investment Advisors;           Berwyn, PA; Westlakes Institutional
 467 Belrose Lane                                   previously, Portfolio          Portfolios, Berwyn, PA; and ACP Funds
 Radnor, PA                                         Manager, Delaware              Trust, Berwyn, PA
 Director                                           Investments

 Mr. John Van Roden             Since 2003          Senior Vice President and      ACP Continuum Return Fund II, LLC,
 Age 54                                             Chief Financial Officer        Berwyn, PA; and ACP Funds Trust,
 1439 Lanes End                                     Glatfelter, 2003- present.     Berwyn, PA;
 Villanova, PA                                      Senior Vice President and
 Director                                           Chief Financial Officer
                                                    Conectiv 1998-2003

 * Mr. Turner is considered an "interested  person" of the Fund as that term is defined in the Investment  Company Act. Mr.
 Turner is the Chairman and Chief Investment  Officer - Growth Equities of Turner  Investment  Partners,  Inc.  ("Turner").
 Mr. Turner also owns a majority interest in Turner.  Turner owns a majority interest in Ascendant Capital Partners, LLC.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FUND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.


   NAME, AGE AND POSITION WITH FUND         LENGTH OF TIME SERVED       PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley                          Since inception            President & Co-Chief Executive Officer for Turner
Age 40                                                                 Investment Partners, Inc.
President

John H. Grady                               Since inception            General Counsel and Chief Operating Officer of
Age 42                                                                 Turner Investment Partners Inc.; previously,
Executive Vice President andChief                                      Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

Thomas R. Trala                             Since inception            Treasurer and Chief Financial Officer of Turner
Age 37                                                                 Investment Partners, Inc.
Treasurer and Chief Financial Officer

Gary Shugrue                                Since inception            Chief Investment Officer of Ascendant Capital
Age 49                                                                 Partners, LLC; previously, Chief Operating
Vice President and Chief Investment                                    Officer for Double Agent, LLC; and General
  Officer                                                              Partner of Argos Advisors

Brian Ferko                                 Since inception            Product Manager/ Director of Mutual Fund
Age 32                                                                 Administration and Operations of Turner
Vice President                                                         Investment Partners, Inc.; previously, Account
                                                                       Director, SEI Investments

John Canning                                Since inception            Sub advisory Institutional Service Product
Age 33                                                                 Manager, Turner Investment Partners, Inc.;
Vice President                                                         previously, Transfer Agent Manager, Pilgrim
                                                                       Baxter and Associates; Portfolio Implementation
                                                                       Analyst, SEI Investments

Rami Livelsberger                           Since inception            Legal Assistant, Turner Investment Partners,
Age 28                                                                 Inc.; previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                                 Bockius, LLP; Temporary Employee, Kelly Services;
                                                                       Temporary Employee, McCallion

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     As of the end of the period covered by the report, the Board of Trustees of the ACP Funds Trust has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Trust and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,000 for 2002 and $0 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2002 and $0 for 2003.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                                 ACP FUNDS TRUST

                             AUDIT COMMITTEE CHARTER

         Pursuant to Article 5, Section 1 of the By-Laws of ACP Funds Trust (the "Trust"), the Board of Trustees (the "Board") of the Trust hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Trust. The Board further adopt the following as the governing principles of the Committee.

Membership.
-----------

         The Committee shall consist of all of the Trust's Trustees that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Trustee shall serve on the Committee if he or she has accepted any compensation from the Trust, its adviser, any affiliated person of the Trust, or any affiliated person of such a person, OTHER THAN in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

Principal Responsibilities.
---------------------------

         The principal responsibilities of the Committee shall include:

o Recommending which firm to engage as the Trust's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Trust, and all services that the independent auditor provides to the Trust's investment adviser(s) and advisory affiliates (whether or not directly related to the Trust's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services, 1 shall not require pre-approval.

----------
1 A non-audit service is DE MINIMIS if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

o Serving as a channel of communication between the independent auditor and the Board.

o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust that are material to the Trust as a whole, if any, and management's responses to any such reports.

o Reviewing any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of the Trust's audited financial statements and any unusual circumstances reflected in those financial statements.

o Considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls.

o Reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements.

o Reviewing the procedures employed by the Trust in preparing published financial statements and related management commentaries.

Recommendation of Independent Auditors.
---------------------------------------

         In connection with the selection of the Trust's independent auditors, the Committee shall consider the auditors': (a) basic approach and techniques;
(b) knowledge and experience in the industry and other investment companies serviced by the firm; (c) procedures followed to assure the firm's independence;
(d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Trust's internal control system, the basis for determining its fees, and management's attitude toward the firm.

Review by Committee.
--------------------

         The Committee shall periodically review all procedures adopted by the Trust relating to the Trust's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Trust's net asset value; (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Trust.

ADOPTED: JUNE 10, 2003

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                     (b) Not applicable.

                     (c) Not applicable.

                     (d) Not applicable.

     (f) There were no percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2002 and $110,912 for 2003.

     (h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                         ASCENDANT CAPITAL PARTNERS, LLC

                       Proxy Voting Policy and Procedures

Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include shares of corporate stock, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Ascendant has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Since Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

Nonetheless, where client holdings are voting securities and a meeting of securityholders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

         Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

         Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

         To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

         Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

         Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Ascendant voted proxies, please contact:

         Gary E. Shugrue
         c/o Ascendant Capital Partners LLC
         1205 Westlakes Drive, Suite 100
         Berwyn, PA 19312


Recordkeeping:

ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted:  This 5th day of August, 2003



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is subject of disclosure by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                ACP Funds Trust
                  --------------------------------------------------------------

By (Signature and Title)*   /s/John H. Grady, Jr.
                         -------------------------------------------------------
                            John H. Grady, Jr.
                            Executive Vice President and Chief Operating Officer
                            (principal executive officer)

Date                        March 11, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/John H. Grady, Jr.              .
                         -------------------------------------------------------
                            John H. Grady, Jr.
                            Executive Vice President and Chief Operating Officer
                            (principal executive officer)

Date                        March 11, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/Thomas R. Trala
                         -------------------------------------------------------
                            Thomas R. Trala
                            Treasurer and Chief Financial Officer
                            (principal financial officer)

Date                        March 10, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.